ELITEDESIGNS® II VARIABLE ANNUITY
May 1, 2022
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Initial Summary Prospectus for New Investors
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Initial Summary Prospectus describes the EliteDesigns II Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay advisory fees from your Contract Value, such deductions will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Initial Summary Prospectus was first used May 1, 2021. This Initial Summary Prospectus is used with prospective purchasers.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called the SBL Variable Annuity Account XIV (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”).
This Initial Summary Prospectus summarizes key features of the Contract. Before you invest, you should also review the Prospectus for the Contract, which contains more information about the Contract’s features, benefits, and risks.
You can find this document and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/814121158?site=PSBL. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
You may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review the Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
32-69150-10 2022/05/01

2

Special Terms

Various terms commonly used in this Initial Summary Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Initial Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
3

Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Transaction Charges	There are no charges for other transactions.	Not Applicable
4

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.35%	4.78%
	Optional benefit available for an additional charge[3]	0.35%	0.35%

As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

As a percentage of Underlying Fund average net assets.

As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,447.65	Highest Annual Cost: $4,727.07
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract The Contract – General
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate Contract guarantees.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Optional Benefits
•The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
•We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
The Contract – Return of Premium Death Benefit
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.

This Contract may be appropriate for you if you have a long investment time horizon. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
A list of the Underlying Funds currently available under the Contract is provided in Appendix A: Underlying Funds Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7), withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. The Return of Premium Death Benefit terminates upon annuitization. The Company will continue to deduct the monthly Return of Premium Death Benefit Rider charge if you elect Annuity Option 5 or 6.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. The Contract includes a standard death benefit equal to the Contract Value reduced by any uncollected premium tax. If you purchased the optional rider that provides an enhanced death benefit, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.

Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
•Each payment must be at least $100 (unless we consent
otherwise).
•Withdrawals may be subject to income tax and penalties.
•If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.35%
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•We will reduce the death benefit offered under this rider by any uncollected premium tax.
•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
•The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
•Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
•The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Buying the Contract

Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under the Automatic Investment Program). The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment no later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments received in good order as of the end of the Valuation Date on which they are received by the Company; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. Surrender and withdrawal payments will generally be mailed within seven days after we receive the request. A full or partial withdrawal, including a systematic withdrawal, may be taken from the Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date.
A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if it is received on a Valuation Date at or after the close of a Valuation Date (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. In addition, a withdrawal will not be processed unless it is accompanied by a properly completed Withdrawal Request form (including the Owner's signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must generally be at least $500 except systematic withdrawals and withdrawals to to pay advisory fees. Partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees) will result in a payment of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request these amounts be deducted from your remaining Contract Value, provided there is sufficient Contract Year available.
There may be tax implications when you take out money, including a 10% penalty tax if the withdrawal is made prior to age 59½. Depending on the circumstances, the Internal Revenue Code or your retirement plan may restrict your ability to take withdrawals.
The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract, but such deduction will not count toward the annual free withdrawal amount. Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. See “Charges and Deductions – Deduction of Advisory Fees” in the Prospectus.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner.
Additional Information About Fees

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.

Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.85%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge ranges from an annual rate of 0.25% to 0.65%, depending on the Subaccount, and is deducted daily. The mortality and expense risk charge is
1.20% but is reduced to 1.00% for Contract Values of $500,000 or more. The minimum mortality and expense risk charge of 1.00% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. See the discussion under “Mortality and Expense Risk Charge.” During the Annuity Period, the Base Contract Expenses range from a minimum of
0.55% to a maximum of 0.95%. The Base Contract Expenses in the table above do not reflect any applicable Platform Charge, which is an annual charge of 0.45% deducted from Contract Value invested in certain Subaccounts. We reserve the right to apply a higher Base Contract charge to new Subaccounts we add in the future.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Initial Summary Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.35%	4.78%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.35%	3.56%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2023.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the optional benefit available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$6,528.02	$19,276.26	$31,624.83	$60,829.01
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$6,528.02	$19,276.26	$31,624.83	$60,829.01
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$2,180.64	$6,730.13	$11,542.64	$24,826.56
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$2,180.64	$6,730.13	$11,542.64	$24,826.56

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121158?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/#53&RID=82&prodID=52&prodCat=VA.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	7TwelveTM Balanced Portfolio – Class 3 Adviser: 7Twelve Advisors, LLC	1.21%	N/A	14.04%	6.97%	N/A
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.18%	N/A	22.57%	22.11%	14.95%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	N/A	9.28%	6.94%	6.04%
Large Cap Value	AB VPS Growth and Income – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	27.84%	12.58%	13.39%
Mid Cap Value	AB VPS Small/Mid Cap Value – Class B Adviser: AllianceBernstein L.P.	1.05%	N/A	35.60%	9.88%	12.85%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	N/A	14.46%	12.99%	11.39%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	N/A	(0.88)%	3.04%	2.08%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.91%	N/A	27.51%	12.22%	13.53%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.16%	N/A	18.83%	23.87%	18.76%
Large Cap Growth	Alger Large Cap Growth – Class S2 Adviser: Fred Alger Management, LLC	1.09%	N/A	11.56%	25.16%	17.47%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.38%	N/A	6.87%	5.90%	6.04%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring Omega Growth VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.03%	N/A	14.97%	24.94%	18.43%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.10%	N/A	24.78%	17.29%	14.94%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.34%	N/A	37.77%	(0.04)%	N/A
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.95%	N/A	23.34%	13.68%	13.41%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.71%	N/A	6.27%	5.01%	2.82%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.24%	N/A	8.60%	14.16%	9.89%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	N/A	23.02%	9.25%	12.67%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	0.98%	N/A	24.28%	9.39%	11.88%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	N/A	14.84%	11.43%	11.10%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	1.00%	N/A	(5.18)%	3.24%	1.85%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	N/A	16.14%	19.39%	15.41%
Global Equity	American Funds IS® Global Small Capital- ization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	N/A	6.43%	15.16%	12.24%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.85%	N/A	21.69%	25.12%	19.44%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.79%	N/A	23.80%	16.10%	15.14%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	N/A	5.09%	8.49%	6.72%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	N/A	(1.71)%	9.37%	7.88%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.87%	N/A	(0.78)%	2.25%	2.04%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	N/A	4.63%	12.96%	8.41%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.95%	N/A	28.06%	17.79%	15.45%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	N/A	21.34%	8.94%	11.28%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.17%	N/A	20.89%	25.03%	18.26%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	N/A	20.30%	11.36%	11.56%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	6.42%	9.71%	7.68%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.91%	N/A	5.23%	6.11%	6.14%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.16%	N/A	17.78%	24.31%	19.05%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.61%	N/A	26.14%	11.78%	13.88%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	N/A	12.64%	27.50%	19.76%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.51%	N/A	28.11%	17.87%	15.97%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.05%	N/A	26.78%	20.17%	14.18%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	N/A	10.44%	11.36%	8.01%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	N/A	15.97%	11.73%	10.16%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	N/A	28.94%	18.82%	15.53%
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	N/A	42.00%	(11.79)%	(4.25)%
Global Equity	Delaware Ivy VIP Global Equity Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	N/A	16.97%	8.69%	9.86%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	N/A	17.86%	15.87%	11.52%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	N/A	30.03%	25.13%	19.06%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.95%	N/A	6.06%	5.48%	6.60%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.16%	N/A	14.18%	8.01%	7.77%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.79%	N/A	(0.49)%	2.00%	1.66%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	N/A	16.36%	24.85%	17.05%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.21%	N/A	26.68%	(0.72)%	(1.21)%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	N/A	15.17%	23.88%	19.46%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Securian Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Securian Asset Management Inc.	1.30%	N/A	43.68%	11.50%	11.30%
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.15%	N/A	3.99%	15.83%	12.85%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	N/A	20.78%	10.35%	12.94%
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	N/A	31.18%	12.02%	12.89%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.50%	0.45%	24.37%	N/A	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.24%	0.45%	(1.04)%	1.68%	1.90%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.46%	0.45%	14.20%	9.87%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	0.45%	14.56%	10.12%	10.04%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	0.45%	18.11%	7.00%	6.52%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	(0.19)%	1.10%	0.78%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	27.04%	10.52%	13.50%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	39.68%	10.45%	13.60%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.33%	N/A	30.30%	3.67%	5.08%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.53%	N/A	29.66%	10.22%	11.29%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.75%	N/A	22.46%	23.49%	18.92%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.91%	N/A	24.94%	16.32%	15.83%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.10%	N/A	26.27%	9.88%	8.38%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.33%	N/A	14.65%	9.00%	8.91%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.27%	N/A	3.79%	5.71%	5.84%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.62%	N/A	7.88%	12.43%	10.11%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.22%	N/A	30.04%	7.47%	10.12%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.18%	N/A	3.63%	3.19%	3.53%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.87%	N/A	(2.04)%	2.25%	1.88%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.11%	N/A	4.44%	5.28%	6.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.71%	N/A	17.99%	14.69%	12.37%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	27.51%	19.87%	16.35%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.82%	N/A	20.39%	10.19%	12.80%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.16%	N/A	(2.41)%	14.71%	8.17%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	N/A	25.64%	13.17%	13.79%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	N/A	11.68%	31.77%	22.64%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.92%	N/A	4.29%	4.78%	5.36%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	N/A	28.26%	18.05%	16.15%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.64%	N/A	(0.90)%	4.08%	3.29%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	N/A	25.31%	13.32%	13.00%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	N/A	19.39%	14.15%	10.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	N/A	38.64%	9.05%	10.14%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.91%	N/A	3.44%	5.11%	4.47%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.92%	N/A	16.14%	23.64%	16.66%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	25.24%	12.92%	12.42%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	16.75%	7.45%	7.38%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	15.28%	23.15%	16.92%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.23%	N/A	19.13%	6.42%	8.47%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	N/A	19.17%	6.44%	9.00%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	26.79%	16.81%	14.40%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.91%	N/A	25.37%	9.94%	12.13%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	10.01%	20.84%	15.70%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.07%	N/A	2.11%	3.15%	3.70%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	(1.83)%	1.75%	1.28%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.42%	N/A	11.81%	8.20%	7.20%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	N/A	23.93%	10.06%	11.79%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.44%	N/A	11.48%	21.22%	16.00%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.11%	N/A	30.57%	12.89%	12.79%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.18%	N/A	23.50%	11.06%	12.65%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	21.56%	24.26%	18.71%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.13%	N/A	26.95%	10.42%	12.26%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.34%	N/A	2.50%	2.51%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	1.89%	N/A	0.94%	2.06%	(0.52)%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	N/A	5.41%	4.65%	6.00%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.03%	N/A	27.03%	10.63%	12.30%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.60%	N/A	23.80%	6.51%	5.83%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.06%	N/A	12.47%	10.40%	9.38%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	2.07%	N/A	8.10%	3.71%	2.83%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	N/A	26.18%	6.76%	10.21%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.14%	N/A	23.75%	10.11%	11.66%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.30%	N/A	28.48%	17.76%	15.93%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.35%	N/A	27.77%	24.22%	18.70%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.31%	N/A	13.69%	18.21%	15.65%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.54%	N/A	6.54%	14.14%	14.05%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.87%	N/A	(0.43)%	5.10%	4.90%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.15%	N/A	21.74%	10.74%	10.30%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.38%	N/A	10.12%	11.65%	9.47%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	11.65%	21.43%	17.08%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.13%	N/A	27.62%	8.94%	10.65%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	9.26%	7.18%	5.99%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	0.99%	N/A	33.04%	11.12%	12.59%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	27.38%	13.69%	11.99%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.08%	N/A	18.79%	22.75%	17.53%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.60%	N/A	28.88%	15.14%	14.91%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.80%	N/A	18.35%	9.27%	10.28%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.38%	N/A	10.12%	11.65%	9.47%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd.	1.21%	N/A	15.71%	11.07%	9.45%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.22%	N/A	25.44%	7.27%	7.84%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Invesco V.I. Global Strategic Income Fund – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	(3.56)%	2.15%	2.90%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.03%	N/A	15.17%	17.88%	13.96%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	N/A	(2.43)%	2.21%	1.52%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	0.99%	N/A	28.19%	9.94%	12.05%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.22%	N/A	12.05%	14.48%	13.68%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	4.00%	4.38%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	N/A	22.86%	11.15%	10.52%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	22.26%	13.46%	14.40%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	N/A	20.09%	13.15%	12.01%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	16.54%	18.84%	16.93%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	1.02%	N/A	22.60%	25.27%	20.00%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	N/A	19.42%	8.48%	10.02%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.12%	N/A	13.29%	13.08%	5.98%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.85%	N/A	20.05%	21.68%	17.16%
Intermediate Term Bond	JPMorgan Insurance Trust Core Bond Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.80%	N/A	(1.66)%	3.32%	2.72%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Small Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.09%	N/A	21.06%	11.46%	13.70%
Large Cap Blend	JPMorgan Insurance Trust US Equity Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.99%	N/A	29.01%	19.33%	17.17%
Long Short Equity	LHA Tactical Beta Variable Series Fund – Series II Adviser: Little Harbor Advisors, LLC	1.61%	N/A	N/A	N/A	N/A
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	3.28%	5.66%	6.33%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	(2.75)%	24.69%	17.25%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	N/A	25.62%	15.79%	14.17%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.17%	N/A	27.31%	10.24%	11.33%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	29.02%	11.07%	12.17%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.26%	N/A	26.48%	19.29%	15.34%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.14%	N/A	28.70%	7.99%	10.60%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	(0.24)%	3.61%	3.32%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	1.98%	N/A	(7.02)%	7.82%	3.72%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.08%	N/A	2.58%	5.52%	5.27%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.03%	N/A	3.08%	4.93%	5.58%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	25.66%	22.53%	17.29%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	N/A	11.27%	11.90%	8.11%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	N/A	10.28%	13.78%	12.16%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.05%	N/A	26.51%	16.95%	15.17%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	1.57%	21.00%	15.87%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	24.51%	17.65%	15.35%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	(1.07)%	3.87%	3.39%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	13.84%	9.57%	9.31%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	13.82%	11.61%	9.65%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.42%	N/A	(1.96)%	3.77%	3.82%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.50%	N/A	2.95%	9.41%	5.38%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.79%	N/A	18.33%	11.54%	10.15%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.78%	N/A	10.79%	8.35%	7.45%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	N/A	2.28%	4.34%	3.55%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.77%	N/A	14.88%	10.30%	9.16%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.81%	N/A	6.47%	6.53%	5.55%
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.92%	N/A	23.48%	15.72%	14.36%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.435%	N/A	16.04%	8.45%	5.91%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.26%	N/A	33.11%	5.61%	(1.98)%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.12%	N/A	(2.66)%	4.44%	4.31%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.02%	N/A	(4.25)%	3.01%	1.44%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.42%	N/A	12.60%	10.59%	6.03%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	N/A	3.53%	5.36%	5.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.01%	N/A	(7.61)%	3.03%	0.90%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	(1.03)%	1.44%	1.49%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	N/A	5.48%	5.23%	2.95%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.70%	N/A	(0.16)%	1.68%	1.54%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	(1.36)%	3.83%	3.33%
Intermediate Core-Plus Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.88%	N/A	0.22%	3.96%	3.86%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.05%	N/A	25.33%	10.47%	12.15%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.39%	N/A	5.45%	4.78%	5.91%
Specialty-Sector	Pioneer Real Estate Shares VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.60%	N/A	40.75%	9.70%	10.46%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.49%	N/A	1.73%	4.20%	4.21%
Specialty	Probabilities Fund – Class 2[2] Adviser: Probabilities Fund Management, LLC	4.49%	N/A	1.98%	3.98%	N/A
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC	1.02%	N/A	(6.95)%	1.70%	3.07%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC	1.09%	N/A	13.95%	9.90%	9.85%
Large Cap Growth	Putnam VT Growth Opportunities – Class IB Adviser: Putnam Investment Management, LLC	0.89%	N/A	22.65%	25.54%	19.85%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC	0.95%	N/A	4.97%	5.33%	6.06%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC	0.82%	N/A	(4.59)%	3.61%	3.73%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC	0.81%	N/A	27.30%	13.81%	14.11%
Specialty	Putnam VT Multi-Asset Absolute Return – Class IB Adviser: Putnam Investment Management, LLC	1.79%	N/A	0.75%	(0.52)%	0.97%
Multi Cap Blend	Putnam VT Multi-Cap Core – Class IB Adviser: Putnam Investment Management, LLC	0.91%	N/A	31.07%	18.08%	16.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC	1.10%	N/A	13.92%	16.65%	14.23%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	1.84%	N/A	0.26%	2.09%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.69%	N/A	33.49%	7.36%	11.10%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.69%	N/A	22.94%	12.38%	7.88%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.69%	N/A	1.42%	12.45%	15.86%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.95%	N/A	39.55%	1.95%	(6.57)%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.69%	N/A	10.62%	7.37%	9.67%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.83%	N/A	40.60%	23.46%	23.10%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.70%	N/A	38.25%	31.48%	23.75%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.69%	N/A	50.46%	(5.87)%	(3.55)%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.69%	N/A	17.50%	(20.11)%	(13.28)%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.90%	N/A	18.71%	9.75%	6.29%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.69%	N/A	35.26%	11.90%	13.14%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.33%	N/A	(7.49)%	6.46%	3.91%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.69%	N/A	18.84%	16.55%	15.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.76%	N/A	1.69%	4.07%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.69%	N/A	(4.66)%	19.97%	17.87%
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.89%	N/A	(35.33)%	(32.63)%	(29.44)%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	3.56%	N/A	0.97%	(8.16)%	(6.54)%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	1.82%	N/A	(23.23)%	(15.12)%	(15.56)%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.85%	N/A	(25.45)%	(24.60)%	(21.37)%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.87%	N/A	(18.48)%	(15.51)%	(15.89)%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.77%	N/A	(24.44)%	(17.80)%	(16.50)%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.69%	N/A	(14.09)%	14.21%	14.14%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.69%	N/A	0.92%	10.42%	12.85%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.80%	N/A	35.25%	15.00%	17.81%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.67%	N/A	25.54%	26.24%	21.11%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	1.80%	N/A	53.45%	51.40%	41.85%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.64%	N/A	42.18%	23.95%	21.92%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.61%	N/A	(9.19)%	10.63%	(2.01)%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.69%	N/A	34.07%	9.20%	9.52%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.69%	N/A	11.75%	16.89%	14.04%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.89%	N/A	19.00%	13.29%	16.15%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.87%	N/A	25.77%	15.11%	19.85%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	1.78%	N/A	58.29%	29.82%	28.08%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	27.59%	19.28%	16.25%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	32.32%	7.94%	11.87%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	12.21%	11.31%	10.54%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	31.25%	9.62%	11.79%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	19.16%	10.40%	11.73%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	43.41%	5.21%	9.84%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.10%	N/A	11.10%	(1.65)%	2.24%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.69%	N/A	20.50%	26.84%	19.95%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.70%	N/A	8.98%	6.25%	6.48%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.70%	N/A	22.17%	15.43%	16.02%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.29%	N/A	0.00%	0.31%	0.15%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.69%	N/A	14.52%	8.30%	8.53%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.10%	N/A	(13.97)%	(1.09)%	(5.81)%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	N/A	17.33%	22.96%	18.93%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	N/A	25.22%	10.74%	11.54%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	N/A	12.83%	19.22%	20.13%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited	0.95%	N/A	(0.13)%	2.02%	1.39%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.44%	N/A	(5.74)%	10.60%	4.84%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.12%	N/A	4.16%	2.71%	4.00%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	N/A	(4.99)%	(0.94)%	1.13%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	N/A	4.87%	5.21%	7.36%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.48%	N/A	16.65%	5.77%	7.06%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	19.11%	12.14%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.34%	7.30%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	N/A	6.27%	5.57%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	16.30%	10.84%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	8.06%	6.11%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	N/A	12.00%	7.91%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	N/A	10.62%	7.24%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	12.57%	9.19%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.58%	N/A	(14.01)%	9.25%	2.75%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.34%	N/A	18.68%	1.99%	(0.37)%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	19.02%	12.32%	11.40%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	21.54%	18.12%	17.35%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.99%	8.09%	7.16%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.28%	0.45%	30.47%	13.52%	13.15%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	0.45%	25.33%	12.35%	13.06%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	28.55%	1.31%	16.39%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	(1.84)%	N/A	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.41%	0.45%	17.86%	24.24%	19.15%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP	0.26%	0.45%	3.68%	5.69%	6.05%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.38%	0.45%	(1.54)%	20.47%	13.57%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	24.36%	15.72%	14.97%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	10.07%	10.31%	9.22%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	40.21%	11.25%	11.43%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	(0.45)%	2.74%	2.48%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners); The Vanguard Group, Inc.	0.30%	0.45%	14.22%	15.59%	14.89%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	(1.72)%	3.50%	2.77%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.10%	0.45%	8.53%	N/A	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	25.64%	17.79%	16.13%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.17%	N/A	46.41%	12.71%	11.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.26%	N/A	4.98%	26.81%	21.27%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Newfleet Asset Management, LLC	0.92%	N/A	1.07%	4.32%	4.77%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.16%	N/A	8.32%	8.93%	5.01%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Newfleet Asset Management, LLC	0.97%	N/A	7.57%	15.25%	10.81%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.25%	N/A	11.65%	18.33%	14.94%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.46%	N/A	33.90%	9.67%	8.73%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.42%	N/A	51.74%	11.90%	11.09%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.07%	N/A	1.04%	5.10%	5.53%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.

This page left intentionally blank

The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2022. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Initial Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Initial Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000126289